RIGHT-OF-USE ASSETS (Details Narrative)			6 Months Ended		12 Months Ended
	Feb. 23, 2022 USD ($)	Feb. 23, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan interest rate								4.75%
Monthly rent			$ 52,864	$ 57,678	$ 110,130	$ 96,356	$ 315,516
Weighted average remaining lease term			8 months 1 day		1 year 1 month 28 days	2 years 2 months 1 day
Amortization expense non-cash			$ 42,056	51,877	$ 102,322	$ 278,957	14,436
Shenzhen Bao'an Industrial Investment Group Co., Ltd [Member] | March 1, 2022 to February 28, 2023 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent	$ 7,802	¥ 49,743.65
Shenzhen Bao'an Industrial Investment Group Co., Ltd [Member] | March 1, 2023 to February 29, 2024 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent	8,192	52,230.83
Shenzhen Bao'an Industrial Investment Group Co., Ltd [Member] | March 1, 2024 to February 28, 2025 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent	$ 8,602	¥ 54,844.64
Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payment			60,262	54,967	113,981	80,045	329,952
Interest expense			$ 2,653	$ 5,390	$ 9,303	$ 9,631	$ 22,320